Note 4 - Business Combination (Details Textual) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2013	Feb. 28, 2015	Aug. 31, 2013	Jun. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Gilman [Member] | Professional Fees [Member]
Business Combination, Acquisition Related Costs							$ 131,000
Gilman [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,266,669
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 8,840,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Payments to Acquire Businesses, Gross			$ 5,400,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Options Issued	175,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							36,562,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							2,608,000
Business Combination, Pro Forma Information, Income Tax Expense (Benefit) of Acquiree Since Acquisition Date, Actual							(1,809,000)
Certain Assets of a Tax Preparation and Accounting Business [Member] | Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life						7 years
Certain Assets of a Tax Preparation and Accounting Business [Member]
Business Combination, Contingent Consideration, Liability		$ 569,000				$ 534,000
Business Combination, Earn-out Period		4 years
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 640,000
Fair Value Adjustment for Contingent Consideration						12,000
Business Combination, Contingent Consideration, Payment				$ 44,000		$ 47,000
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction			1,058,333
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					7 years	7 years
Proceeds from Issuance of Private Placement			$ 3,016,000
Business Combination, Contingent Consideration, Liability				$ 457,000	$ 457,000	$ 534,000
Fair Value Adjustment for Contingent Consideration						$ 12,000
Business Combination, Contingent Consideration, Payment					$ 89,000